Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2018	2017	2016
Cost of revenue	40	33	49
Research and development	133	122	123
Selling, general and administrative	141	126	166
	314	281	338

Long Term Incentive Plans [Member]
Summary of Stock Options and Changes

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2018	2,981,033	48.39
Granted	-	-
Exercised	803,391	37.13
Forfeited	73,554	73.43
Outstanding at December 31, 2018	2,104,088	51.81	4.7	49
Exercisable at December 31, 2018	1,583,001	43.14	4.1	48

Summary of Restricted Share Units

Restricted share units

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2018	6,411,610	101.13
Granted	3,552,823	84.77
Vested	3,083,601	95.61
Forfeited	369,268	102.84
Outstanding at December 31, 2018	6,511,564	94.73

Long Term Incentive Plans [Member] | Financial Performance Conditions [Member]
Summary of Performance Share Units

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2018	282,938	74.31
Granted	-	-
Vested	41,335	63.53
Forfeited	19,107	86.36
Outstanding at December 31, 2018	222,496	75.28

Long Term Incentive Plans [Member] | Market Performance Conditions [Member]
Summary of Performance Share Units

Market performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2018	37,791	40.28
Granted	1,484,882	121.18
Vested	37,791	40.28
Forfeited	5,896	121.37
Outstanding at December 31, 2018	1,478,986	121.18

Management Equity Stock Option Plan [Member]
Summary of Stock Options and Changes

The following table summarizes the information about changes during 2018 regarding NXP’s MEP Options.

Stock options

	Stock options	Weighted average exercise price in EUR
Outstanding at January 1, 2018	231,924	35.72
Granted	-	-
Exercised	231,924	35.72
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2018	-	-